United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 02/28/14

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—53.2%
		Automobile & Parts—2.1%
$1,700,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	$1,568,250
1,400,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,396,500
		TOTAL	2,964,750
		Banking—3.9%
300,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	295,125
1,000,000		Banco Do Brasil SA, 3.875%, 10/10/2022	903,750
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	702,000
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	907,500
200,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	198,000
430,000	[1,2]	RSHB Capital SA, Series 144A, 5.10%, 7/25/2018	435,912
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.50%, 4/21/2019	300,450
300,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 5.00%, 10/31/2018	295,440
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,054,200
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	536,125
		TOTAL	5,628,502
		Beverage & Tobacco—1.0%
400,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	394,000
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,075,000
		TOTAL	1,469,000
		Brewing—0.4%
750,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii AS, Series 144A, 3.375%, 11/1/2022	631,500
		Broadcast Radio & TV—1.4%
1,190,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	1,568,420
400,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	419,000
		TOTAL	1,987,420
		Building & Development—0.6%
800,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	804,000
		Building Materials—1.7%
1,265,000		Cemex SA de CV, Series REGS, 5.24685%, 9/30/2015	1,313,702
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	640,369
410,000		West China Cement Ltd., Series REGS, 7.50%, 1/25/2016	419,225
		TOTAL	2,373,296
		Chemicals & Plastics—0.6%
600,000		Braskem Finance Ltd., 6.45%, 2/3/2024	610,500
300,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	279,000
		TOTAL	889,500
		Conglomerates—0.9%
1,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	1,070,000
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	263,320
		TOTAL	1,333,320
		Consumer Products—0.4%
670,000		Fomento Economico Mexicano, SA de CV, 2.875%, 5/10/2023	615,658

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Farming & Agriculture—0.7%
$1,090,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	$994,625
		Finance—0.4%
340,000		Grupo Aval Ltd., Series REGS, 5.25%, 2/1/2017	360,400
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	209,250
		TOTAL	569,650
		Financial Intermediaries—1.0%
1,100,000	[1,2]	SASOL Financing International PLC, 4.50%, 11/14/2022	1,054,625
300,000	[1,2]	Trust F/1401, Series 144A, 5.25%, 12/15/2024	299,250
		TOTAL	1,353,875
		Food Products—1.3%
275,000		Gruma SAB De CV, Series REGS, 7.75%, 12/29/2049	278,438
730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	741,733
400,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	416,000
400,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	397,500
		TOTAL	1,833,671
		Metals & Mining—4.2%
558,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	613,800
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	88,192
1,190,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,313,462
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	751,741
795,000		CSN Islands XII Corp., Sr. Unsecd. Note, Series REGS, 7.00%, 9/29/2049	675,750
400,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	407,000
565,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	554,406
420,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	413,175
1,100,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,103,296
		TOTAL	5,920,822
		Oil & Gas—23.6%
1,300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	1,199,250
500,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	525,779
800,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	808,000
1,000,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	970,000
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,091,200
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,091,200
400,000	[1,2]	KazMunaiGaz National Co., Series 144A, 4.40%, 4/30/2023	377,000
350,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	342,125
2,540,000		National JSC Naftogaz of Ukraine, 9.50%, 9/30/2014	2,282,825
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,728,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,462,800
8,525,000		Petroleos de Venezuela, SA, Company Guarantee, 5.375%, 4/12/2027	4,688,750
3,275,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	2,652,750
1,300,000		Petroleos de Venezuela, SA, Series 2014, 4.90%, 10/28/2014	1,225,250
1,825,000		Petroleos de Venezuela, SA, Series 2015, 5.00%, 10/28/2015	1,522,050
440,000		Petroleos Mexicanos, 3.50%, 7/18/2018	457,600
1,460,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,598,700
580,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.2566%, 7/18/2018	603,200
1,600,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 3.125%, 1/23/2019	1,639,200
850,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 4.875%, 1/18/2024	876,254

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$850,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.375%, 1/23/2045	$904,743
441,292		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	471,079
300,000		PTT PCL, Series REGS, 4.50%, 10/25/2042	235,700
500,000		PTTEP Canada Internation, Series REGS, 6.35%, 6/12/2042	508,286
825,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	829,125
681,200		QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	708,448
400,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	353,000
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	196,708
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	195,527
600,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 2.50%, 10/17/2018	602,533
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	661,088
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	885,000
		TOTAL	33,693,170
		Paper Products—0.1%
185,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.75%, 3/3/2021	204,888
		Real Estate—0.5%
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	661,500
		Sovereign—0.3%
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	420,654
		State/Provincial—0.7%
1,065,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	1,026,660
		Telecommunications & Cellular—3.8%
800,000	[1]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	806,000
1,000,000	[1,2]	Indosat Palapa Co. BV, Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,081,250
1,200,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,419,000
1,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	942,500
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,160,000
		TOTAL	5,408,750
		Transportation—0.2%
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	312,150
		Utilities—3.4%
1,300,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	1,394,900
400,000	[1,2]	AES Gener SA, Series 144A, 8.375%, 12/18/2073	425,000
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	386,767
250,000	[1,2]	Listrindo Capital BV, Series 144A, 6.95%, 2/21/2019	264,063
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,305,000
		TOTAL	4,775,730
		TOTAL CORPORATE BONDS (IDENTIFIED COST $76,268,284)	75,873,091
		FLOATING RATE LOAN—0.2%
		Farming & Agriculture—0.2%
634,118	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $624,379)	253,647
		GOVERNMENT AGENCIES—43.4%
4,500,000		Argentina, Government of, Note, 12/15/2035	371,250
1,160,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	1,119,400
910,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	932,750
500,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	551,250

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
750,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	$803,250
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	982,500
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	574,975
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	202,000
1,200,000		Colombia, Government of, 7.375%, 9/18/2037	1,497,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	437,000
500,000		Costa Rica, Government of, 4.375%, 4/30/2025	447,500
1,000,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	1,080,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	663,000
520,000		Egypt, Government of, Note, 5.75%, 4/29/2020	527,800
300,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	307,500
824,000		Hungary, Government of, 4.125%, 2/19/2018	836,360
410,000		Hungary, Government of, 5.75%, 11/22/2023	421,788
960,000		Hungary, Government of, 6.375%, 3/29/2021	1,051,200
1,225,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	1,341,375
800,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 4/15/2023	718,000
2,000,000		Indonesia, Government of, 4.625%, 4/15/2043	1,665,000
1,250,000		Indonesia, Government of, 4.875%, 5/5/2021	1,290,625
800,000	[1,2]	Indonesia, Government of, Series 144A, 5.875%, 1/15/2024	860,000
500,000		Indonesia, Government of, 6.875%, 1/17/2018	570,000
1,550,000		Kingdom of Morocco, 4.25%, 12/11/2022	1,499,625
1,425,000		Lithuania, Government of, Sr. Unsecd. Note, 6.125%, 3/9/2021	1,645,447
MXN 41,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 11/18/2038	3,532,424
MXN 46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	4,037,157
BRL 4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	1,523,363
1,850,000		Panama, Government of, 6.70%, 1/26/2036	2,129,812
500,000		Peru, Government of, Bond, 7.35%, 7/21/2025	637,500
PHP 22,000,000		Philippines, Government of, 3.90%, 11/26/2022	462,081
400,000		Philippines, Government of, 4.20%, 1/21/2024	413,500
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,467,375
3,725,000		Poland, Government of, 3.00%, 3/17/2023	3,496,844
300,000		Poland, Government of, 4.00%, 1/22/2024	302,250
1,370,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	1,696,060
324,000	[1,2]	Romania, Government of, Series 144A, 4.875%, 1/22/2024	330,885
172,000	[1,2]	Romania, Government of, Series 144A, 6.125%, 1/22/2044	179,095
800,000	[1,2]	Russia, Government of, Series 144A, 3.50%, 1/16/2019	812,000
2,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	2,145,000
1,823,250		Russia, Government of, Unsub., 7.50%, 3/31/2030	2,114,970
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	316,500
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	442,500
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	498,750
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	682,500
4,050,000		Turkey, Government of, 5.75%, 3/22/2024	4,131,000
3,200,000		Turkey, Government of, 7.00%, 9/26/2016	3,512,000
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,123,000
1,600,000		Venezuela, Government of, 7.75%, 10/13/2019	1,144,000

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
300,000		Zambia, Government of, 5.375%, 9/20/2022	$250,500
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $61,599,491)	61,777,661
		INVESTMENT COMPANY—1.4%
2,037,415	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	2,037,415
		TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $140,529,569)[6]	139,941,814
		OTHER ASSETS AND LIABILITIES-NET—1.8%[7]	2,636,594
		TOTAL NET ASSETS—100%	$142,578,408
At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[8]United States Treasury Notes 10-Year Short Futures	30	$3,735,938	June 2014	$(14,130)
[8]United States Treasury Notes 5-Year Short Futures	45	$5,393,672	June 2014	$(14,442)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,572)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
The average notional value of futures contracts held by the Fund throughout the period was $3,693,934. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, the Fund had no outstanding foreign exchange contracts. The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $40,633 and $76,294, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2014, these restricted securities amounted to $48,260,904, which represented 33.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2014, these liquid restricted securities amounted to $47,454,904, which represented 33.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28,2014, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2/19/2013	$800,000	$806,000
3	The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	At February 28, 2014, the cost of investments for federal tax purposes was $140,529,569. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding futures contracts was $587,755. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,081,998 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,669,753.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$75,873,091	$—	$75,873,091
Floating Rate Loan	—	—	253,647	253,647
Government/Agencies	—	61,777,661	—	61,777,661
Investment Company	2,037,415	—	—	2,037,415
TOTAL SECURITIES	$2,037,415	$137,650,752	$253,647	$139,941,814
OTHER FINANCIAL INSTRUMENTS*	$(28,572)	$—	$—	$(28,572)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
MXN	—Mexican Peso
PHP	—Philippine Peso
7
Federated International Leaders Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—86.2%
		Bermuda—3.3%
712,990		Invesco Ltd.	$24,455,557
161,869		Signet Jewelers Ltd.	15,466,583
		TOTAL	39,922,140
		France—12.7%
464,000		Accor SA	23,713,008
639,677		AXA	16,723,005
506,861		BNP Paribas SA	41,599,430
864,453		Edenred	27,801,672
22,923		L'Oreal SA	3,883,887
172,774		Pernod-Ricard SA	20,339,961
1,115,904		Television Francaise (TFI)	20,763,011
		TOTAL	154,823,974
		Germany—14.7%
261,499		Bayerische Motoren Werke AG	30,391,751
425,639		Daimler AG	39,668,653
419,494		Heidelberger Zement AG	34,579,536
1,574,500	[1]	Kloeckner & Co. AG	24,264,704
417,131		Rheinmetall AG	31,540,466
233,935		SAP AG	18,896,141
		TOTAL	179,341,251
		Hong Kong—4.9%
1,080,040		Dah Sing Financial Group	5,413,735
4,038,900		Hang Lung Properties Ltd.	11,241,503
1,577,817		HSBC Holdings PLC	16,722,455
1,335,804		Sun Hung Kai Properties	17,083,654
656,645		Wing Hang Bank Ltd.	8,969,000
		TOTAL	59,430,347
		Ireland—6.1%
87,366		Allegion PLC	4,748,342
1,227,216	[1]	CRH PLC	36,334,724
1,053,303		Grafton Group PLC	11,641,046
355,900		Ingersoll-Rand PLC, Class A	21,759,726
		TOTAL	74,483,838
		Israel—0.6%
116,000	[1]	Check Point Software Technologies Ltd.	7,820,720
		Italy—5.1%
8,119,350		Intesa Sanpaolo SpA	25,171,240
4,720,933	[1]	Unicredit SpA	37,566,494
		TOTAL	62,737,734
		Jersey Channel Isle—2.0%
419,772		Wolseley PLC	24,433,627
		Mexico—1.1%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	6,327,280
238,300		Grupo Televisa S.A.B., ADR	7,008,403
		TOTAL	13,335,683
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—4.3%
282,625		Akzo Nobel NV	$23,410,344
889,327		CNH Industrial NV	9,783,481
571,546		Philips Electronics NV	20,006,635
		TOTAL	53,200,460
		Singapore—1.5%
711,000		City Developments Ltd.	5,266,667
628,002		DBS Group Holdings Ltd.	8,184,115
332,904		United Overseas Bank Ltd.	5,417,749
		TOTAL	18,868,531
		Spain—2.8%
3,731,673		Banco Santander, SA	33,820,347
		Sweden—2.5%
416,800		Assa Abloy AB, Class B	21,224,677
638,550		Volvo AB, Class B	9,610,643
		TOTAL	30,835,320
		Switzerland—13.8%
331,884		Adecco SA	28,660,136
155,951		Compagnie Financiere Richemont SA, Class A	15,533,037
1,622,612		Credit Suisse Group AG	51,104,437
9,348		Givaudan SA	14,667,698
504,340		Julius Baer Group Ltd.	23,637,174
238,692		Nestle SA	18,074,915
26,385		Swatch Group AG, Class B	17,610,000
		TOTAL	169,287,397
		United Kingdom—10.8%
626,238		Diageo PLC	19,699,054
868,161		HSBC Holdings PLC	9,154,375
822,544		Imperial Tobacco Group PLC	33,566,760
336,740		InterContinental Hotels Group PLC	10,950,620
3,594,553		Michael Page International PLC	30,517,405
206,214		Schroders PLC	9,368,341
854,835		WPP PLC	18,723,403
		TOTAL	131,979,958
		TOTAL COMMON STOCKS (IDENTIFIED COST $749,430,441)	1,054,321,327
		U.S. TREASURY—0.4%
3,430,000	[2,3]	United States Treasury Bill, 0.05%, 5/8/2014	3,429,638
1,320,000	[2,3]	United States Treasury Bill, 0.05%, 5/22/2014	1,319,883
500,000	[2,3]	United States Treasury Bill, 0.05%, 5/29/2014	499,946
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,249,516)	5,249,467
		INVESTMENT FUNDS—1.1%
1,133,475		iShares MSCI Japan (IDENTIFIED COST $765,209)	13,159,645
		INVESTMENT COMPANIES—12.9%
157,600,798	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	157,600,798
		TOTAL INVESTMENTS—100.6% (AT IDENTIFIED COST $924,675,191)[6]	1,230,331,237
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(6,921,406)
		TOTAL NET ASSETS—100%	$1,223,409,831
2

At February 28, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[1]The Tokyo Price Index Future	885	$105,309,513	March 2014	$(2,023,219)
The average notional value of future contracts held by the fund throughout the period was 61,209,470. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2014, The Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized (Depreciation)
Contracts Purchased:
3/5/2014	10,467,064 Euro	$14,457,109	$(9,450)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $229,248,163 and $26,861,559 respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At February 28, 2014, the cost of investments for federal tax purposes was $924,675,191. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and b) outstanding foreign currency commitments was $305,656,046. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,677,536 and net unrealized depreciation from investments for those securities having an excess of cost over value of $310,333,582.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund`s Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
3

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of 02/28/2014, in valuing the Fund's assets carried at fair value:
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$24,455,557	$—	$—	$24,455,557
International	1,029,865,770	—	—	1,029,865,770
Debt Securities:
U.S. Treasuries	—	5,249,467	—	5,249,467
Investment Fund	13,159,645	—	—	13,159,645
Mutual Fund	157,600,798	—	—	157,600,798
TOTAL SECURITIES	$1,225,081,770	$5,249,467	$—	$1,230,331,237
OTHER FINANCIAL INSTRUMENTS[1]	$(2,023,219)	$(9,450)	$—	$(2,032,669)
1	Other financial instruments include futures and foreign exchange contracts.
4

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

5
Federated International Small-Mid Company Fund
Portfolio of Investments
February 28, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.4%
		Bermuda—3.5%
2,008,000		Brilliance China Automotive Holdings Ltd.	$3,053,186
69,999		Invesco Ltd.	2,400,966
26,155		Signet Jewelers Ltd.	2,499,110
		TOTAL	7,953,262
		Canada—1.8%
13,000	[1]	Catamaran Corp.	586,040
44,423		Dollarama, Inc.	3,464,216
		TOTAL	4,050,256
		Cayman Islands—2.5%
2,500,000	[1]	China Zhengtong Auto Service Holdings Ltd.	1,398,097
59,144	[1]	Fabrinet	1,148,576
2,040,000	[1]	Nexteer Automotive Group Ltd.	1,222,336
2,000,000		Xinyi Glass Holding Co. Ltd.	1,778,225
		TOTAL	5,547,234
		Denmark—1.4%
30,200		Pandora A/S	2,046,662
5,625		Rockwool International A/S, Class B	1,148,618
		TOTAL	3,195,280
		France—7.9%
30,052		Accor SA	1,535,826
41,000		Bureau Veritas SA	1,131,281
15,843	[1]	Criteo SA, ADR	847,125
73,000		Edenred	2,347,753
24,500		Ingenico SA	2,367,553
45,211		JC Decaux SA	1,996,328
22,547		Publicis Groupe	2,141,168
34,000		Teleperformance	2,163,483
96,500		Zodiac SA	3,407,896
		TOTAL	17,938,413
		Germany—6.2%
26,705		GEA Group AG	1,295,293
32,950		Gerresheimer AG	2,247,666
25,835		Heidelberger Zement AG	2,129,619
14,000	[1]	MorphoSys AG	1,300,132
25,000		Rheinmetall Berlin AG	1,890,321
111,453		Wire Card AG	5,228,975
		TOTAL	14,092,006
		Hong Kong—4.5%
3,814,000		China Everbright International Ltd.	5,582,986
4,900,000		Shun Tak Holdings	3,011,771
584,500		Techtronic Industries Co.	1,551,526
		TOTAL	10,146,283
		Ireland—0.8%
168,000		Grafton Group PLC	1,856,727
		Israel—1.1%
61,265		NICE-Systems Ltd., ADR	2,516,766
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—7.1%
154,040		Azimut Holding SpA	$5,143,313
71,000		Banca Generali SpA	2,317,731
42,000		Brembo SpA	1,267,281
246,000		Mediolanum SpA	2,271,616
118,400	[1]	Yoox SpA	5,062,986
		TOTAL	16,062,927
		Japan—17.6%
54,400		Aisin Seiki Co.	1,886,921
208,000		Daifuku Co.	2,785,732
40,500		Don Quijote Holdings Co. Ltd.	2,196,718
259,000		Ebara Corp.	1,750,929
57,000		JGC Corp.	2,107,605
158,000		Kakaku.com, Inc.	2,628,417
50,000		Kanamoto Co. Ltd.	1,418,394
52,800	[1]	Livesense, Inc.	817,137
99,000		LIXIL Group Corp.	2,890,135
61,500		Misumi Corp.	1,789,948
63,000		Ngk Spark Plug Co.	1,417,608
55,500		Nihon Kohden Corp.	2,235,924
163,000		Nsk	1,781,036
106,200		Park 24 Co. Ltd.	2,142,366
17,000		Ryohin Keikaku Co. Ltd.	1,540,140
136,500		Shionogi and Co.	2,950,771
85,000		Ship Health Care Holdings, Inc.	3,036,013
75,000		THK Co. Ltd.	1,717,844
184,000		Yaskawa Electric Corp.	2,733,694
		TOTAL	39,827,332
		Jersey Channel Isle—1.0%
33,750		Delphi Automotive PLC	2,246,738
		Luxembourg—3.0%
7,935		Eurofins Scientific	2,319,778
95,748	[1]	SAF-Holland SA	1,473,595
1,090,000		Samsonite International SA	2,984,647
		TOTAL	6,778,020
		Mexico—0.8%
16,600		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,845,920
		Netherlands—0.7%
25,547		Koninklijke DSM NV	1,632,479
		Norway—0.8%
27,700		Schibsted A/S	1,825,283
		Panama—1.4%
24,200		Copa Holdings SA, Class A	3,278,132
		Singapore—1.6%
1,992,000		Ezion Holdings Ltd.	3,535,676
		South Korea—1.3%
37,130		Hotel Shilla Co.	2,897,357
		Sweden—1.3%
34,000		Getinge AB, Class B	1,223,897
130,000	[1]	Swedish Orphan Biovitrum AB	1,723,425
		TOTAL	2,947,322
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—1.4%
26,735		Adecco SA	$2,308,725
11,250	[1]	Cembra Money Bank of Switzerland	760,446
		TOTAL	3,069,171
		United Kingdom—24.7%
327,844		Aberdeen Asset Management PLC	2,144,343
147,692	[1]	AO World PLC	877,971
382,835		Ashtead Group PLC	5,615,785
19,759	[1]	ASOS PLC	2,302,867
66,000		Babcock International Group PLC	1,625,741
336,050	[1]	Blinkx PLC	566,949
117,851		Burberry Group PLC	3,041,100
200,000		Countrywide PLC	2,056,331
69,069		Croda International PLC	2,938,885
240,000		Essentra PLC	3,576,811
624,000	[1]	Globo PLC	702,703
407,157		Howden Joinery Group PLC	2,588,111
126,041		InterContinental Hotels Group PLC	4,098,791
493,000		Jupiter Fund Management PLC	3,605,988
1,150,000	[1]	Monitise PLC	1,535,760
102,746		Rightmove PLC	4,740,032
60,000		Schroders PLC	2,725,811
436,500		SOCO International PLC	3,470,481
163,863		Telecity Group PLC	1,809,633
50,000		Travis Perkins PLC	1,636,860
320,000	[1]	Vectura Group PLC	868,080
270,282		Wood Group (John) PLC	3,453,317
		TOTAL	55,982,350
		TOTAL COMMON STOCKS (IDENTIFIED COST $138,315,133)	209,224,934
		EXCHANGE-TRADED FUNDS—1.3%
		United States—1.3%
250,000		iShares MSCI Japan (IDENTIFIED COST $2,733,725)	2,902,500
		INVESTMENT COMPANY—7.5%
17,022,487	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (IDENTIFIED COST $17,022,487)	17,022,487
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $158,071,345)[4]	229,149,921
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(2,618,636)
		TOTAL NET ASSETS—100%	$226,531,285
3

At February 28, 2014, the fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/5/2014	238,016 Euro	$328,748	$(215)
3/3/2014	420,922 Great British Pound	$700,036	$4,814
3/4/2014	13,705,892 Hong Kong Dollar	$1,766,018	$79
3/5/2014	143,243,418 Japanese Yen	$1,403,377	$4,181
Contracts Sold:
3/3/2014	2,797,052 Swedish Krona	$ 428,057	$(8,188)
3/4/2014	490,744 Euro	$ 677,579	$206
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$877
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,767 and $2,192, respectively. This is based on the contracts held as of each month-end throughout the three-month period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At February 28, 2014, the cost of investments for federal tax purposes was $158,071,345. The net unrealized appreciation of investments for federal tax purposes was $71,078,576. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,631,943 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,553,367.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing-services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$2,987,006	$—	$—	$2,987,006
International	206,237,928	—	—	206,237,928
Exchange-Traded Fund	2,902,500	—	—	2,902,500
Investment Company	17,022,487	—	—	17,022,487
TOTAL SECURITIES	$229,149,921	$—	$—	$229,149,921
OTHER FINANCIAL INSTRUMENTS[1]	$—	$877	$—	$877
1	Other financial instruments include foreign exchange contracts
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2014